Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥) Securities	Mar. 31, 2018 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 5,324,873	¥ 6,974,266
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	8,419	25,765
Available-for-sale debt securities, Fair value, 12 months or more	1,988,575	2,127,515
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	48,099	47,162
Available-for-sale debt securities, Fair value, Total	7,313,448	9,101,781
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 56,518	¥ 72,927
Available-for-sale debt securities, Number of securities | Securities	1,079	1,255
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 1,500,382	¥ 633,087
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	11,432	4,814
Held-to-maturity debt securities, Fair value, 12 months or more	1,249,493	621,033
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	23,861	12,255
Held-to-maturity debt securities, Fair value, Total	2,749,875	1,254,120
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 35,293	¥ 17,069
Held-to-maturity debt securities, Number of securities | Securities	601	385
Equity securities, Fair value, Less than 12 months		¥ 448,489
Equity securities, Gross unrealized losses, Less than 12 months		43,482
Equity securities, Fair value, 12 months or more		28
Equity securities, Gross unrealized losses, 12 months or more		6
Equity securities, Fair value, Total		448,517
Equity securities, Gross unrealized losses, Total		¥ 43,488
Equity securities, Number of securities | Securities		116
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 4,149,302	¥ 4,767,893
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	976	2,701
Available-for-sale debt securities, Fair value, 12 months or more	5,599	187,000
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1	1,142
Available-for-sale debt securities, Fair value, Total	4,154,901	4,954,893
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 977	¥ 3,843
Available-for-sale debt securities, Number of securities | Securities	39	140
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,772	¥ 400,705
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	5	453
Available-for-sale debt securities, Fair value, 12 months or more		353,047
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		2,067
Available-for-sale debt securities, Fair value, Total	12,772	753,752
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 5	¥ 2,520
Available-for-sale debt securities, Number of securities | Securities	4	193
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 397,718	¥ 846,818
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,125	16,955
Available-for-sale debt securities, Fair value, 12 months or more	1,160,671	818,937
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	24,429	27,953
Available-for-sale debt securities, Fair value, Total	1,558,389	1,665,755
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 25,554	¥ 44,908
Available-for-sale debt securities, Number of securities | Securities	179	157
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 55,837
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		103
Held-to-maturity debt securities, Fair value, 12 months or more	55,084
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	212
Held-to-maturity debt securities, Fair value, Total	55,084	55,837
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 212	¥ 103
Held-to-maturity debt securities, Number of securities | Securities	10	10
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 163,615	¥ 312,993
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	776	856
Available-for-sale debt securities, Fair value, 12 months or more	79,758	74,717
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	46	172
Available-for-sale debt securities, Fair value, Total	243,373	387,710
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 822	¥ 1,028
Available-for-sale debt securities, Number of securities | Securities	92	150
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 316,942	¥ 438,545
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,757	2,644
Available-for-sale debt securities, Fair value, 12 months or more	648,353	623,285
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	19,581	12,919
Available-for-sale debt securities, Fair value, Total	965,295	1,061,830
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 21,338	¥ 15,563
Available-for-sale debt securities, Number of securities | Securities	536	503
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 74,180	¥ 299,286
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	1,199	3,487
Held-to-maturity debt securities, Fair value, 12 months or more	798,165	451,968
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	20,003	11,239
Held-to-maturity debt securities, Fair value, Total	872,345	751,254
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 21,202	¥ 14,726
Held-to-maturity debt securities, Number of securities | Securities	457	332
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 42,126	¥ 50,898
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	678	386
Available-for-sale debt securities, Fair value, 12 months or more	57,167	9,067
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,673	234
Available-for-sale debt securities, Fair value, Total	99,293	59,965
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,351	¥ 620
Available-for-sale debt securities, Number of securities | Securities	104	60
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 3,154	¥ 2,150
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	37	2
Held-to-maturity debt securities, Fair value, 12 months or more	155,011	169,065
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	1,995	1,016
Held-to-maturity debt securities, Fair value, Total	158,165	171,215
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 2,032	¥ 1,018
Held-to-maturity debt securities, Number of securities | Securities	32	32
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 164,738	¥ 144,073
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,553	1,403
Available-for-sale debt securities, Fair value, 12 months or more		5,345
Available-for-sale debt securities, Gross unrealized losses, 12 months or more		12
Available-for-sale debt securities, Fair value, Total	164,738	149,418
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,553	¥ 1,415
Available-for-sale debt securities, Number of securities | Securities	87	29
Held-to-maturity debt securities, Fair value, Less than 12 months	¥ 1,423,048	¥ 275,814
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months	10,196	1,222
Held-to-maturity debt securities, Fair value, 12 months or more	241,233
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more	1,651
Held-to-maturity debt securities, Fair value, Total	1,664,281	275,814
Held-to-maturity debt securities, Gross unrealized losses, Total	¥ 11,847	¥ 1,222
Held-to-maturity debt securities, Number of securities | Securities	102	11
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 77,660	¥ 12,341
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	549	367
Available-for-sale debt securities, Fair value, 12 months or more	37,027	56,117
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	2,369	2,663
Available-for-sale debt securities, Fair value, Total	114,687	68,458
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,918	¥ 3,030
Available-for-sale debt securities, Number of securities | Securities	38	23
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Equity securities, Fair value, Less than 12 months		¥ 448,489
Equity securities, Gross unrealized losses, Less than 12 months		43,482
Equity securities, Fair value, 12 months or more		28
Equity securities, Gross unrealized losses, 12 months or more		6
Equity securities, Fair value, Total		448,517
Equity securities, Gross unrealized losses, Total		¥ 43,488
Equity securities, Number of securities | Securities		116